Taxation - Summary of Unrecognized Deferred Tax Assets (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Major components of tax expense (income) [abstract]
Tax losses	€ 197,171	€ 132,498
Deductible temporary differences	17,679	0
Tax credits	0	0
Interest carry forward	36,612	16,986
Total	251,462	149,484
Potential tax benefit	€ 65,832	€ 40,313